Significant Events - Summary of Provision for Samarco Dam Failure (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of other provisions [Line Items]
Current	$ 2,025	$ 1,959
Non-current	8,223	8,445
Samarco dam failure [member]
Disclosure of other provisions [Line Items]
At the beginning of the financial year	1,057	1,200
Movement in provision	228	(143)
Utilised	(285)	(308)
Change in estimate	560	60
Amortisation of discounting impacting net finance costs	84	127
Exchange translation	(131)	(22)
At the end of the financial year	1,285	1,057
Current	313	310
Non-current	$ 972	$ 747